PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited)
1
Voya VACS Index Series MC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.3%
Communication Services : 3.4%
2,004
(1)
AMC Entertainment
Holdings, Inc. — Class
A
$ 16,012
0.0
192
Cable One, Inc.
118,203
0.0
8,439
(1)(2)
DISH Network Corp. —
Class A
49,453
0.0
9,345
Electronic Arts, Inc.
1,125,138
0.4
9,035
Fox Corp. — Class A
281,892
0.1
4,580
Fox Corp. — Class B
132,270
0.0
8,346
(1)
Frontier
Communications
Parent, Inc.
130,615
0.0
2,524
(1)
IAC, Inc.
127,184
0.0
13,146  Interpublic Group of
Cos., Inc.
376,764
0.1
4,251  Iridium
Communications, Inc.
193,378
0.1
562
(1)
Liberty Broadband
Corp. — Class A
51,091
0.0
3,971
(1)
Liberty Broadband
Corp. — Class C
362,632
0.1
811
(1)
Liberty Media Corp.-
Liberty Formula One —
Class A, Tracking Stock
45,854
0.0
6,613
(1)
Liberty Media Corp.-
Liberty Formula One —
Class C, Tracking Stock
411,990
0.1
668
(1)
Liberty Media Corp.-
Liberty Live — Class A,
Tracking Stock
21,323
0.0
1,592
(1)
Liberty Media Corp.-
Liberty Live — Class C,
Tracking Stock
51,103
0.0
5,235
(1)
Liberty Media Corp.-
Liberty SiriusXM,
Tracking Stock
133,283
0.1
2,532
(1)
Liberty Media Corp.-
Liberty SiriusXM —
Class A, Tracking Stock
64,439
0.0
5,336
(1)
Live Nation
Entertainment, Inc.
443,101
0.1
634  Madison Square
Garden Sports Corp.
111,774
0.0
9,505
(1)
Match Group, Inc.
372,358
0.1
5,505  New York Times Co. —
Class A
226,806
0.1
12,981
News Corp. — Class A
260,399
0.1
3,970
News Corp. — Class B
82,854
0.0
1,167  Nexstar Media Group,
Inc.
167,313
0.1
6,729
Omnicom Group, Inc.
501,176
0.2
309
(2)
Paramount Global —
Class A
4,879
0.0
19,668  Paramount Global —
Class B
253,717
0.1
20,232
(1)
Pinterest, Inc. — Class
A
546,871
0.2
795
(1)
Playtika Holding Corp.
7,656
0.0
15,657
(1)
ROBLOX Corp. —
Class A
453,427
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
4,202
(1)
Roku, Inc.
$ 296,619
0.1
21,963
(2)
Sirius XM Holdings, Inc.
99,273
0.0
4,782
(1)
Spotify Technology SA
739,489
0.2
5,625
(1)
Take-Two Interactive
Software, Inc.
789,694
0.2
1,470  TKO Group Holdings,
Inc.
123,568
0.0
15,032
(1)
Trade Desk, Inc. —
Class A
1,174,751
0.4
3,786
(1)
TripAdvisor, Inc.
62,772
0.0
75,157
(1)
Warner Bros Discovery,
Inc.
816,205
0.3
10,635
(1)
ZoomInfo Technologies,
Inc.
174,414
0.1
11,401,740
3.4
Consumer Discretionary : 10.2%
7,164
ADT, Inc.
42,984
0.0
2,024  Advance Auto Parts,
Inc.
113,202
0.0
9,232
(1)
Aptiv PLC
910,183
0.3
7,984
Aramark
277,045
0.1
1,002
(1)
AutoNation, Inc.
151,703
0.0
7,812
Bath & Body Works, Inc.
264,046
0.1
6,644
Best Buy Co., Inc.
461,559
0.1
7,953
BorgWarner, Inc.
321,063
0.1
2,505
Boyd Gaming Corp.
152,379
0.0
1,958
(1)
Bright Horizons Family
Solutions, Inc.
159,499
0.1
2,418
Brunswick Corp.
191,022
0.1
2,203
(1)
Burlington Stores, Inc.
298,066
0.1
7,013
(1)
Caesars Entertainment,
Inc.
325,052
0.1
3,892
(1)
Capri Holdings Ltd.
204,758
0.1
5,386
(1)
CarMax, Inc.
380,952
0.1
33,896
(1)
Carnival Corp.
465,053
0.1
1,254
Carter's, Inc.
86,714
0.0
550
(1)
Cava Group, Inc.
16,846
0.0
1,036
(2)
Choice Hotels
International, Inc.
126,920
0.0
2,424
Churchill Downs, Inc.
281,281
0.1
1,218  Columbia Sportswear
Co.
90,254
0.0
37,368
(1)
Coupang, Inc.
635,256
0.2
2,074
(1)
Crocs, Inc.
182,989
0.1
4,117  Darden Restaurants,
Inc.
589,637
0.2
894
(1)
Deckers Outdoor Corp.
459,596
0.1
2,049  Dick's Sporting Goods,
Inc.
222,480
0.1
7,114
(1)
Dollar Tree, Inc.
757,285
0.2
1,207
Domino's Pizza, Inc.
457,199
0.1
10,290
(1)
DoorDash, Inc. — Class
A
817,746
0.3
10,615
DR Horton, Inc.
1,140,794
0.3
14,256
(1)
DraftKings, Inc. —
Class A
419,697
0.1
18,229
eBay, Inc.
803,717
0.2
4,184
(1)
Etsy, Inc.
270,203
0.1
4,898
(1)
Expedia Group, Inc.
504,837
0.2

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,868
(1)
Five Below, Inc.
$ 300,561
0.1
3,548
(1)
Floor & Decor Holdings,
Inc. — Class A
321,094
0.1
9,131
(1)
GameStop Corp. —
Class A
150,296
0.0
6,625
Gap, Inc.
70,424
0.0
5,240
Garmin Ltd.
551,248
0.2
7,989
Gentex Corp.
259,962
0.1
4,784
Genuine Parts Co.
690,714
0.2
1,030
(1)
Grand Canyon
Education, Inc.
120,386
0.0
5,176
H&R Block, Inc.
222,879
0.1
4,466
Harley-Davidson, Inc.
147,646
0.0
4,455
Hasbro, Inc.
294,654
0.1
8,770  Hilton Worldwide
Holdings, Inc.
1,317,079
0.4
1,562  Hyatt Hotels Corp. —
Class A
165,697
0.1
3,767
Kohl's Corp.
78,956
0.0
2,002
Lear Corp.
268,668
0.1
4,516
Leggett & Platt, Inc.
114,752
0.0
8,484
Lennar Corp. — Class A
952,159
0.3
458  Lennar Corp. — Class
B
46,821
0.0
923
Lithia Motors, Inc.
272,590
0.1
9,084
LKQ Corp.
449,749
0.1
25,399
(1)(2)
Lucid Group, Inc.
141,980
0.0
9,223
Macy's, Inc.
107,079
0.0
1,245  Marriott Vacations
Worldwide Corp.
125,284
0.0
12,001
(1)
Mattel, Inc.
264,382
0.1
9,972  MGM Resorts
International
366,571
0.1
2,526
(1)
Mister Car Wash, Inc.
13,918
0.0
1,803
(1)
Mohawk Industries, Inc.
154,715
0.0
674
Murphy USA, Inc.
230,326
0.1
12,968
Newell Brands, Inc.
117,101
0.0
3,890
Nordstrom, Inc.
58,117
0.0
14,412
(1)
Norwegian Cruise Line
Holdings Ltd.
237,510
0.1
101
(1)
NVR, Inc.
602,293
0.2
2,101
(1)
Ollie's Bargain Outlet
Holdings, Inc.
162,155
0.1
10,792
(1)
Peloton Interactive, Inc.
— Class A
54,500
0.0
5,225
(1)
Penn Entertainment,
Inc.
119,914
0.0
685  Penske Automotive
Group, Inc.
114,436
0.0
2,766
(1)
Petco Health &
Wellness Co., Inc.
11,313
0.0
1,591
Phinia, Inc.
42,623
0.0
2,906
(1)
Planet Fitness, Inc. —
Class A
142,917
0.0
1,838
Polaris, Inc.
191,409
0.1
1,296
Pool Corp.
461,506
0.1
7,432
PulteGroup, Inc.
550,340
0.2
2,126
PVH Corp.
162,660
0.1
10,029
(1)
QuantumScape Corp.
67,094
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,361
Ralph Lauren Corp.
$ 157,998
0.1
588
(1)
RH
155,444
0.0
22,596
(1)
Rivian Automotive, Inc.
— Class A
548,631
0.2
11,456
Ross Stores, Inc.
1,293,955
0.4
7,983
(1)
Royal Caribbean
Cruises Ltd.
735,554
0.2
5,004  Service Corp.
International
285,928
0.1
4,538
(1)
Skechers USA, Inc. —
Class A
222,135
0.1
8,046
Tapestry, Inc.
231,322
0.1
5,688  Tempur Sealy
International, Inc.
246,518
0.1
2,279
Texas Roadhouse, Inc.
219,012
0.1
1,746
Thor Industries, Inc.
166,097
0.1
3,715
Toll Brothers, Inc.
274,761
0.1
1,080
(1)
TopBuild Corp.
271,728
0.1
3,735
Tractor Supply Co.
758,392
0.2
2,450
Travel + Leisure Co.
89,988
0.0
1,706
(1)
Ulta Beauty, Inc.
681,462
0.2
6,426
(1)
Under Armour, Inc. —
Class A
44,018
0.0
6,887
(1)
Under Armour, Inc. —
Class C
43,939
0.0
1,303
Vail Resorts, Inc.
289,123
0.1
11,918
VF Corp.
210,591
0.1
2,666
(1)
Victoria's Secret & Co.
44,469
0.0
2,804
(1)
Wayfair, Inc. — Class A
169,838
0.1
5,897
Wendy's Co.
120,358
0.0
1,824
Whirlpool Corp.
243,869
0.1
2,172
Williams-Sonoma, Inc.
337,529
0.1
1,021
Wingstop, Inc.
183,617
0.1
2,866  Wyndham Hotels &
Resorts, Inc.
199,302
0.1
3,542
Wynn Resorts Ltd.
327,316
0.1
2,953
(1)
YETI Holdings, Inc.
142,394
0.0
9,564
Yum! Brands, Inc.
1,194,926
0.4
33,768,709
10.2
Consumer Staples : 3.4%
14,202  Albertsons Cos., Inc. —
Class A
323,096
0.1
4,535
(1)
BJ's Wholesale Club
Holdings, Inc.
323,663
0.1
320
(1)
Boston Beer Co., Inc. —
Class A
124,650
0.0
1,668  Brown-Forman Corp. —
Class A
96,911
0.0
6,270  Brown-Forman Corp. —
Class B
361,716
0.1
5,092
Bunge Ltd.
551,209
0.2
6,522
Campbell Soup Co.
267,924
0.1
1,270  Casey's General Stores,
Inc.
344,830
0.1
1,632
(1)
Celsius Holdings, Inc.
280,051
0.1
8,332  Church & Dwight Co.,
Inc.
763,461
0.2
4,218
Clorox Co.
552,811
0.2
16,223
Conagra Brands, Inc.
444,835
0.1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
12,282
(1)
Coty, Inc. — Class A
$ 134,734
0.0
5,403
(1)
Darling Ingredients, Inc.
282,037
0.1
6,406
Flowers Foods, Inc.
142,085
0.1
1,557
(1)
Freshpet, Inc.
102,575
0.0
3,236
(1)
Grocery Outlet Holding
Corp.
93,359
0.0
9,871
Hormel Foods Corp.
375,394
0.1
2,248
Ingredion, Inc.
221,203
0.1
3,365
J M Smucker Co.
413,592
0.1
8,861
Kellogg Co.
527,318
0.2
22,259
Kroger Co.
996,090
0.3
4,957  Lamb Weston Holdings,
Inc.
458,324
0.1
8,571
McCormick & Co., Inc.
648,310
0.2
5,960  Molson Coors Beverage
Co. — Class B
378,996
0.1
4,396
(1)
Olaplex Holdings, Inc.
8,572
0.0
5,224
(1)
Performance Food
Group Co.
307,485
0.1
1,400
(1)
Pilgrim's Pride Corp.
31,962
0.0
1,824
(1)
Post Holdings, Inc.
156,390
0.1
1,851  Reynolds Consumer
Products, Inc.
47,441
0.0
9
Seaboard Corp.
33,777
0.0
1,369  Spectrum Brands
Holdings, Inc.
107,261
0.0
9,476  Tyson Foods, Inc. —
Class A
478,443
0.2
7,725
(1)
US Foods Holding
Corp.
306,683
0.1
24,434  Walgreens Boots
Alliance, Inc.
543,412
0.2
11,230,600
3.4
Energy : 5.3%
11,558
Antero Midstream Corp.
138,465
0.0
9,641
(1)
Antero Resources Corp.
244,689
0.1
10,580
APA Corp.
434,838
0.1
34,557
Baker Hughes Co.
1,220,553
0.4
8,272
Cheniere Energy, Inc.
1,372,821
0.4
4,326  Chesapeake Energy
Corp.
373,031
0.1
25,445
Coterra Energy, Inc.
688,287
0.2
21,864
Devon Energy Corp.
1,042,913
0.3
6,179  Diamondback Energy,
Inc.
957,004
0.3
3,308
DT Midstream, Inc.
175,059
0.1
12,293
EQT Corp.
498,850
0.1
30,646
Halliburton Co.
1,241,163
0.4
9,480
Hess Corp.
1,450,440
0.4
4,813
HF Sinclair Corp.
274,004
0.1
21,196
Marathon Oil Corp.
566,993
0.2
2,208  New Fortress Energy,
Inc.
72,378
0.0
13,374
NOV, Inc.
279,517
0.1
15,245
ONEOK, Inc.
966,990
0.3
8,747
Ovintiv, Inc.
416,095
0.1
15,712
Phillips 66
1,887,797
0.6
7,981
Range Resources Corp.
258,664
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
37,399
(1)
Southwestern Energy
Co.
$ 241,224
0.1
7,625
Targa Resources Corp.
653,615
0.2
14,966
TechnipFMC PLC
304,408
0.1
197  Texas Pacific Land
Corp.
359,241
0.1
41,547
Williams Cos., Inc.
1,399,718
0.4
17,518,757
5.3
Financials : 14.4%
1,215  Affiliated Managers
Group, Inc.
158,363
0.0
7,416
(1)(2)
Affirm Holdings, Inc.
157,738
0.0
20,520
Aflac, Inc.
1,574,910
0.5
20,239
AGNC Investment Corp.
191,056
0.1
8,947
Allstate Corp.
996,785
0.3
9,225
Ally Financial, Inc.
246,123
0.1
2,480  American Financial
Group, Inc.
276,942
0.1
3,586  Ameriprise Financial,
Inc.
1,182,232
0.4
16,833  Annaly Capital
Management, Inc.
316,629
0.1
17,786  Apollo Global
Management, Inc.
1,596,471
0.5
12,199
(1)
Arch Capital Group Ltd.
972,382
0.3
5,465  Ares Management
Corp. — Class A
562,185
0.2
7,223  Arthur J Gallagher &
Co.
1,646,338
0.5
1,803
Assurant, Inc.
258,875
0.1
1,937
Assured Guaranty Ltd.
117,227
0.0
2,650  Axis Capital Holdings
Ltd.
149,381
0.0
26,587  Bank of New York
Mellon Corp.
1,133,936
0.3
3,678
Bank OZK
136,343
0.0
18,495
(1)
Block, Inc.
818,589
0.2
15,234
Blue Owl Capital, Inc.
197,433
0.1
966
BOK Financial Corp.
77,261
0.0
2,272
(1)
Brighthouse Financial,
Inc.
111,192
0.0
8,086
Brown & Brown, Inc.
564,726
0.2
7,192
Carlyle Group, Inc.
216,911
0.1
3,587  Cboe Global Markets,
Inc.
560,325
0.2
5,236  Cincinnati Financial
Corp.
535,590
0.2
16,141  Citizens Financial
Group, Inc.
432,579
0.1
887
CNA Financial Corp.
34,903
0.0
5,683
(1)(2)
Coinbase Global, Inc.
— Class A
426,680
0.1
7,087  Columbia Banking
System, Inc.
143,866
0.0
4,486
Comerica, Inc.
186,393
0.1
3,896  Commerce Bancshares,
Inc.
186,930
0.1
5,043  Corebridge Financial,
Inc.
99,599
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
218
(1)
Credit Acceptance
Corp.
$ 100,306
0.0
2,018  Cullen/Frost Bankers,
Inc.
184,062
0.1
8,504  Discover Financial
Services
736,702
0.2
4,788
East West Bancorp, Inc.
252,375
0.1
12,188
Equitable Holdings, Inc.
346,017
0.1
1,213  Evercore, Inc. — Class
A
167,248
0.0
1,460
Everest Re Group Ltd.
542,638
0.2
1,309  FactSet Research
Systems, Inc.
572,373
0.2
8,846  Fidelity National
Financial, Inc.
365,340
0.1
20,195  Fidelity National
Information Services,
Inc.
1,116,178
0.3
23,151
Fifth Third Bancorp
586,415
0.2
3,416  First American Financial
Corp.
192,970
0.1
370  First Citizens
BancShares, Inc. —
Class A
510,637
0.2
4,335
First Hawaiian, Inc.
78,247
0.0
18,940
First Horizon Corp.
208,719
0.1
12,188
FNB Corp.
131,509
0.0
9,705
Franklin Resources, Inc.
238,549
0.1
8,924
Global Payments, Inc.
1,029,740
0.3
2,994
Globe Life, Inc.
325,538
0.1
1,210  Hanover Insurance
Group, Inc.
134,286
0.0
10,387  Hartford Financial
Services Group, Inc.
736,542
0.2
1,724
Houlihan Lokey, Inc.
184,675
0.1
49,054  Huntington Bancshares,
Inc.
510,162
0.2
3,444  Interactive Brokers
Group, Inc. — Class A
298,113
0.1
12,374
Invesco Ltd.
179,670
0.1
4,563  Janus Henderson
Group PLC
117,817
0.0
6,479  Jefferies Financial
Group, Inc.
237,326
0.1
2,052
Kemper Corp.
86,246
0.0
31,769
KeyCorp
341,834
0.1
744  Kinsale Capital Group,
Inc.
308,113
0.1
22,032
KKR & Co., Inc.
1,357,171
0.4
3,731
Lazard Ltd. — Class A
115,698
0.0
5,761
Lincoln National Corp.
142,239
0.0
6,301
Loews Corp.
398,916
0.1
2,660  LPL Financial Holdings,
Inc.
632,149
0.2
5,641
M&T Bank Corp.
713,304
0.2
448
(1)
Markel Corp.
659,676
0.2
1,263  MarketAxess Holdings,
Inc.
269,827
0.1
9,697
MGIC Investment Corp.
161,843
0.0
876
Morningstar, Inc.
205,194
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,618
MSCI, Inc.
$ 1,343,243
0.4
11,649
Nasdaq, Inc.
566,025
0.2
24,278  New York Community
Bancorp, Inc.
275,313
0.1
6,987
Northern Trust Corp.
485,457
0.1
78,674
(1)
NU Holdings Ltd./
Cayman Islands —
Class A
570,387
0.2
9,152  Old Republic
International Corp.
246,555
0.1
3,824
OneMain Holdings, Inc.
153,304
0.0
2,565  Pinnacle Financial
Partners, Inc.
171,958
0.1
2,399
Popular, Inc.
151,161
0.0
1,237
Primerica, Inc.
239,990
0.1
8,245  Principal Financial
Group, Inc.
594,217
0.2
2,969  Prosperity Bancshares,
Inc.
162,048
0.0
12,521  Prudential Financial,
Inc.
1,188,118
0.4
6,449  Raymond James
Financial, Inc.
647,673
0.2
31,876
Regions Financial Corp.
548,267
0.2
2,267  Reinsurance Group of
America, Inc.
329,146
0.1
1,711  RenaissanceRe
Holdings Ltd.
338,641
0.1
16,424
Rithm Capital Corp.
152,579
0.0
1,371
RLI Corp.
186,305
0.1
22,634
(1)
Robinhood Markets,
Inc. — Class A
222,040
0.1
4,266
(1)
Rocket Cos., Inc. —
Class A
34,896
0.0
3,163
(1)
Ryan Specialty
Holdings, Inc.
153,089
0.0
3,468
SEI Investments Co.
208,878
0.1
1,853
(1)
Shift4 Payments, Inc. —
Class A
102,601
0.0
7,662
SLM Corp.
104,356
0.0
31,274
(1)
SoFi Technologies, Inc.
249,879
0.1
10,045  Starwood Property
Trust, Inc.
194,371
0.1
10,845
State Street Corp.
726,181
0.2
3,499
Stifel Financial Corp.
214,979
0.1
14,190
Synchrony Financial
433,788
0.1
4,929  Synovus Financial
Corp.
137,026
0.0
7,523  T Rowe Price Group,
Inc.
788,937
0.2
1,705
TFS Financial Corp.
20,153
0.0
12,078
(1)
Toast, Inc. — Class A
226,221
0.1
2,187
TPG, Inc.
65,872
0.0
3,913  Tradeweb Markets, Inc.
— Class A
313,823
0.1
6,700
Unum Group
329,573
0.1
3,132
UWM Holdings Corp.
15,190
0.0
3,046  Virtu Financial, Inc. —
Class A
52,604
0.0
3,340
(3)
Voya Financial, Inc.
221,943
0.1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,899
W. R. Berkley Corp.
$ 438,018
0.1
5,918
Webster Financial Corp.
238,555
0.1
3,685  Western Alliance
Bancorp
169,399
0.1
1,458
(1)
WEX, Inc.
274,235
0.1
84  White Mountains
Insurance Group Ltd.
125,638
0.0
3,579  Willis Towers Watson
PLC
747,868
0.2
2,074
Wintrust Financial Corp.
156,587
0.0
11,325
XP, Inc. — Class A
261,041
0.1
4,960
Zions Bancorp NA
173,054
0.1
47,494,439
14.4
Health Care : 10.8%
3,130
(1)
10X Genomics, Inc. —
Class A
129,113
0.0
3,058
(1)
Acadia Healthcare Co.,
Inc.
215,008
0.1
10,074  Agilent Technologies,
Inc.
1,126,475
0.3
9,900
(1)
agilon health, Inc.
175,824
0.1
2,604
(1)
Align Technology, Inc.
795,053
0.2
4,222
(1)
Alnylam
Pharmaceuticals, Inc.
747,716
0.2
1,092
(1)
Amedisys, Inc.
101,993
0.0
5,514  AmerisourceBergen
Corp.
992,355
0.3
3,400
(1)
Apellis
Pharmaceuticals, Inc.
129,336
0.0
23,009
(1)
Avantor, Inc.
485,030
0.2
2,188
(1)
Azenta, Inc.
109,816
0.0
17,242  Baxter International,
Inc.
650,713
0.2
4,915
(1)
Biogen, Inc.
1,263,204
0.4
6,381
(1)
BioMarin
Pharmaceutical, Inc.
564,591
0.2
716
(1)
Bio-Rad Laboratories,
Inc. — Class A
256,650
0.1
5,306
Bio-Techne Corp.
361,179
0.1
3,620
Bruker Corp.
225,526
0.1
8,690
Cardinal Health, Inc.
754,466
0.2
6,132
(1)
Catalent, Inc.
279,190
0.1
4,071
(1)
Certara, Inc.
59,192
0.0
1,730
(1)
Charles River
Laboratories
International, Inc.
339,045
0.1
500
Chemed Corp.
259,850
0.1
1,657
Cooper Cos., Inc.
526,943
0.2
1,841
(1)
DaVita, Inc.
174,030
0.1
7,207  DENTSPLY SIRONA,
Inc.
246,191
0.1
13,194
(1)
Dexcom, Inc.
1,231,000
0.4
4,082
(1)
Doximity, Inc. — Class A
86,620
0.0
16,706
(1)
Elanco Animal Health,
Inc.
187,775
0.1
3,366  Encompass Health
Corp.
226,061
0.1
1,788
(1)
Enovis Corp.
94,281
0.0
5,581
(1)
Envista Holdings Corp.
155,598
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,088
(1)
Exact Sciences Corp.
$ 415,323
0.1
10,934
(1)
Exelixis, Inc.
238,908
0.1
3,017
(1)
Fortrea Holdings, Inc.
86,256
0.0
4,040
(1)
Globus Medical, Inc. —
Class A
200,586
0.1
4,444
(1)
Henry Schein, Inc.
329,967
0.1
8,286
(1)
Hologic, Inc.
575,048
0.2
7,639
(1)
Horizon Therapeutics
PLC
883,756
0.3
2,779
(1)
ICON PLC
684,329
0.2
689
(1)
ICU Medical, Inc.
81,998
0.0
2,809
(1)
IDEXX Laboratories,
Inc.
1,228,291
0.4
5,393
(1)
Illumina, Inc.
740,351
0.2
6,286
(1)
Incyte Corp.
363,142
0.1
980
(1)
Inspire Medical
Systems, Inc.
194,471
0.1
2,364
(1)
Insulet Corp.
377,034
0.1
2,435
(1)
Integra LifeSciences
Holdings Corp.
92,993
0.0
4,854
(1)
Ionis Pharmaceuticals,
Inc.
220,177
0.1
6,289
(1)
IQVIA Holdings, Inc.
1,237,361
0.4
2,081
(1)
Jazz Pharmaceuticals
PLC
269,365
0.1
1,212
(1)
Karuna Therapeutics,
Inc.
204,937
0.1
3,017  Laboratory Corp. of
America Holdings
606,568
0.2
3,745
(1)
Maravai LifeSciences
Holdings, Inc. — Class
A
37,450
0.0
1,471
(1)
Masimo Corp.
128,977
0.0
794
(1)
Medpace Holdings, Inc.
192,251
0.1
742
(1)
Mettler-Toledo
International, Inc.
822,188
0.3
1,556
(1)
Mirati Therapeutics, Inc.
67,779
0.0
1,970
(1)
Molina Healthcare, Inc.
645,943
0.2
3,529
(1)
Natera, Inc.
156,158
0.1
3,295
(1)
Neurocrine Biosciences,
Inc.
370,688
0.1
3,577
(1)
Novocure Ltd.
57,769
0.0
8,709
Organon & Co.
151,188
0.0
1,237
(1)
Penumbra, Inc.
299,243
0.1
4,599
Perrigo Co. PLC
146,938
0.0
4,042
Premier, Inc. — Class A
86,903
0.0
7,753
(1)
QIAGEN NV
313,997
0.1
3,819
Quest Diagnostics, Inc.
465,383
0.1
1,821
(1)
QuidelOrtho Corp.
133,006
0.0
5,212
(1)
R1 RCM, Inc.
78,545
0.0
1,893
(1)
Repligen Corp.
301,006
0.1
4,952
ResMed, Inc.
732,252
0.2
4,306
Revvity, Inc.
476,674
0.1
11,842
(1)
Roivant Sciences Ltd.
138,315
0.0
12,662  Royalty Pharma PLC —
Class A
343,647
0.1
3,050
(1)
Sarepta Therapeutics,
Inc.
369,721
0.1
4,780
(1)
Seagen, Inc.
1,014,077
0.3

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,236
(1)
Shockwave Medical,
Inc.
$ 246,088
0.1
3,366
(1)
Sotera Health Co.
50,423
0.0
3,383
STERIS PLC
742,298
0.2
2,196
(1)
Tandem Diabetes Care,
Inc.
45,611
0.0
5,555
(1)
Teladoc Health, Inc.
103,267
0.0
1,602
Teleflex, Inc.
314,649
0.1
3,441
(1)
Tenet Healthcare Corp.
226,727
0.1
2,306
(1)
Ultragenyx
Pharmaceutical, Inc.
82,209
0.0
1,539
(1)
United Therapeutics
Corp.
347,614
0.1
2,066  Universal Health
Services, Inc. — Class
B
259,758
0.1
4,940
(1)
Veeva Systems, Inc. —
Class A
1,005,043
0.3
40,795
Viatris, Inc.
402,239
0.1
1,997
(1)
Waters Corp.
547,597
0.2
2,524  West Pharmaceutical
Services, Inc.
947,030
0.3
7,163  Zimmer Biomet
Holdings, Inc.
803,832
0.2
35,635,168
10.8
Industrials : 18.2%
4,184
A. O. Smith Corp.
276,688
0.1
1,064
Acuity Brands, Inc.
181,210
0.1
2,323  Advanced Drainage
Systems, Inc.
264,427
0.1
4,464
AECOM
370,691
0.1
2,133
AGCO Corp.
252,291
0.1
3,527
Air Lease Corp.
138,999
0.0
4,274
(1)
Alaska Air Group, Inc.
158,480
0.0
2,992
Allegion PLC
311,766
0.1
3,097  Allison Transmission
Holdings, Inc.
182,909
0.1
3,418
AMERCO
179,069
0.1
22,147
(1)
American Airlines
Group, Inc.
283,703
0.1
7,846
AMETEK, Inc.
1,159,325
0.4
1,526  Armstrong World
Industries, Inc.
109,872
0.0
697
(1)
Avis Budget Group, Inc.
125,244
0.0
2,372
(1)
Axon Enterprise, Inc.
472,004
0.1
4,494
(1)
AZEK Co., Inc.
133,652
0.0
4,435  Booz Allen Hamilton
Holding Corp.
484,612
0.1
4,342
(1)
Builders FirstSource,
Inc.
540,536
0.2
3,113
BWX Technologies, Inc.
233,413
0.1
769
(1)
CACI International, Inc.
— Class A
241,412
0.1
1,691
Carlisle Cos., Inc.
438,409
0.1
28,421
Carrier Global Corp.
1,568,839
0.5
5,029
(1)
Ceridian HCM Holding,
Inc.
341,218
0.1
3,920  CH Robinson
Worldwide, Inc.
337,630
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
10,178
(1)(2)
ChargePoint Holdings,
Inc.
$ 50,585
0.0
2,954
Cintas Corp.
1,420,904
0.4
16,044
(1)
Clarivate PLC
107,655
0.0
1,724
(1)
Clean Harbors, Inc.
288,529
0.1
33,329
CNH Industrial NV
403,281
0.1
29,268
(1)
Copart, Inc.
1,261,158
0.4
3,676
(1)
Core & Main, Inc. —
Class A
106,053
0.0
13,790
(1)
CoStar Group, Inc.
1,060,313
0.3
1,635
Crane Co.
145,253
0.0
1,640
Crane Holdings Co.
91,135
0.0
4,837
Cummins, Inc.
1,105,061
0.3
1,300
Curtiss-Wright Corp.
254,319
0.1
21,889
Delta Air Lines, Inc.
809,893
0.2
4,128
Donaldson Co., Inc.
246,194
0.1
4,758
Dover Corp.
663,789
0.2
2,118
(1)
Driven Brands Holdings,
Inc.
26,666
0.0
9,286  Dun & Bradstreet
Holdings, Inc.
92,767
0.0
1,598
EMCOR Group, Inc.
336,203
0.1
4,156
Equifax, Inc.
761,296
0.2
1,923
Esab Corp.
135,033
0.0
5,185  Expeditors International
of Washington, Inc.
594,357
0.2
19,477
Fastenal Co.
1,064,223
0.3
7,038
Ferguson PLC
1,157,540
0.4
4,459
Flowserve Corp.
177,334
0.1
12,062
Fortive Corp.
894,518
0.3
4,310  Fortune Brands
Innovations, Inc.
267,910
0.1
1,134
(1)
FTI Consulting, Inc.
202,317
0.1
3,604
(1)
Gates Industrial Corp.
PLC
41,842
0.0
2,073
(1)
Generac Holdings, Inc.
225,874
0.1
6,112
Genpact Ltd.
221,254
0.1
5,697
Graco, Inc.
415,197
0.1
3,989
(1)
GXO Logistics, Inc.
233,955
0.1
4,525
(1)
Hayward Holdings, Inc.
63,803
0.0
1,538
HEICO Corp.
249,048
0.1
2,724
HEICO Corp. — Class A
351,995
0.1
4,584
(1)
Hertz Global Holdings,
Inc.
56,154
0.0
2,873
Hexcel Corp.
187,147
0.1
12,935  Howmet Aerospace,
Inc.
598,244
0.2
1,827
Hubbell, Inc.
572,600
0.2
1,336  Huntington Ingalls
Industries, Inc.
273,319
0.1
2,578
IDEX Corp.
536,276
0.2
13,805
Ingersoll Rand, Inc.
879,655
0.3
2,817
ITT, Inc.
275,812
0.1
4,291
Jacobs Solutions, Inc.
585,722
0.2
2,807  JB Hunt Transport
Services, Inc.
529,176
0.2
4,611
KBR, Inc.
271,772
0.1
2,031
(1)
Kirby Corp.
168,167
0.1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,325  Knight-Swift
Transportation
Holdings, Inc.
$ 267,049
0.1
1,219
Landstar System, Inc.
215,690
0.1
4,655
Leidos Holdings, Inc.
429,005
0.1
1,090  Lennox International,
Inc.
408,140
0.1
1,903  Lincoln Electric
Holdings, Inc.
345,946
0.1
11,441
(1)
Lyft, Inc. — Class A
120,588
0.0
1,717
ManpowerGroup, Inc.
125,890
0.0
7,667
Masco Corp.
409,801
0.1
2,119
(1)
MasTec, Inc.
152,504
0.0
6,888  MDU Resources Group,
Inc.
134,867
0.0
1,690
(1)
Mercury Systems, Inc.
62,682
0.0
1,813
(1)
Middleby Corp.
232,064
0.1
1,256
MSA Safety, Inc.
198,008
0.1
1,566  MSC Industrial Direct
Co., Inc. — Class A
153,703
0.0
1,950
Nordson Corp.
435,181
0.1
5,608
nVent Electric PLC
297,168
0.1
3,365  Old Dominion Freight
Line, Inc.
1,376,756
0.4
2,222
Oshkosh Corp.
212,045
0.1
14,102
Otis Worldwide Corp.
1,132,532
0.3
3,062
Owens Corning
417,687
0.1
17,491
PACCAR, Inc.
1,487,085
0.5
4,357
Parker-Hannifin Corp.
1,697,139
0.5
1,883
(1)
Paycor HCM, Inc.
42,989
0.0
5,594
Pentair PLC
362,212
0.1
17,914
(1)(2)
Plug Power, Inc.
136,146
0.0
4,903
Quanta Services, Inc.
917,204
0.3
6,193
RB Global, Inc.
387,063
0.1
964
(1)
RBC Bearings, Inc.
225,701
0.1
2,255
Regal Rexnord Corp.
322,194
0.1
7,046
Republic Services, Inc.
1,004,125
0.3
3,586  Robert Half
International, Inc.
262,782
0.1
3,920  Rockwell Automation,
Inc.
1,120,610
0.3
8,699
Rollins, Inc.
324,734
0.1
1,531
Ryder System, Inc.
163,740
0.1
905
(1)
Saia, Inc.
360,778
0.1
1,867  Schneider National, Inc.
— Class B
51,697
0.0
1,832  Science Applications
International Corp.
193,349
0.1
5,142  Sensata Technologies
Holding PLC
194,470
0.1
1,515
(1)
SiteOne Landscape
Supply, Inc.
247,627
0.1
1,775
Snap-on, Inc.
452,732
0.1
20,273
Southwest Airlines Co.
548,790
0.2
3,563  Spirit AeroSystems
Holdings, Inc. — Class
A
57,507
0.0
7,410  SS&C Technologies
Holdings, Inc.
389,321
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,221  Stanley Black & Decker,
Inc.
$ 436,371
0.1
3,139
(1)
Stericycle, Inc.
140,345
0.0
7,194
(1)
Sunrun, Inc.
90,357
0.0
1,807
Tetra Tech, Inc.
274,718
0.1
6,740
Textron, Inc.
526,664
0.2
2,130
Timken Co.
156,534
0.0
3,549
Toro Co.
294,922
0.1
7,763  Trane Technologies
PLC
1,575,190
0.5
1,788
(1)
TransDigm Group, Inc.
1,507,516
0.5
6,585
TransUnion
472,737
0.1
3,702
(1)
Trex Co., Inc.
228,154
0.1
263
(1)
U-Haul Holding Co.
14,352
0.0
11,140
(1)
United Airlines Holdings,
Inc.
471,222
0.1
2,340
United Rentals, Inc.
1,040,294
0.3
707
Valmont Industries, Inc.
169,828
0.1
4,867
Verisk Analytics, Inc.
1,149,780
0.3
11,704
Vertiv Holdings Co.
435,389
0.1
1,132
Watsco, Inc.
427,579
0.1
1,508  WESCO International,
Inc.
216,881
0.1
6,081  Westinghouse Air Brake
Technologies Corp.
646,228
0.2
6,705
(1)
WillScot Mobile Mini
Holdings Corp.
278,861
0.1
2,016
Woodward, Inc.
250,508
0.1
1,523
WW Grainger, Inc.
1,053,672
0.3
3,883
(1)
XPO, Inc.
289,905
0.1
8,088
Xylem, Inc.
736,251
0.2
60,209,256
18.2
Information Technology : 14.3%
5,247
(1)
Akamai Technologies,
Inc.
559,015
0.2
2,554
(1)
Allegro MicroSystems,
Inc.
81,575
0.0
2,088
(1)
Alteryx, Inc. — Class A
78,697
0.0
4,056
Amdocs Ltd.
342,691
0.1
19,880  Amphenol Corp. —
Class A
1,669,721
0.5
2,960
(1)
ANSYS, Inc.
880,748
0.3
7,158
(1)
AppLovin Corp. —
Class A
286,034
0.1
1,953
(1)
Arrow Electronics, Inc.
244,594
0.1
951
(1)
Aspen Technology, Inc.
194,251
0.1
3,098
Avnet, Inc.
149,293
0.0
6,552  Bentley Systems, Inc.
— Class B
328,648
0.1
3,497
(1)
BILL Holdings, Inc.
379,669
0.1
3,997  Broadridge Financial
Solutions, Inc.
715,663
0.2
6,858
(1)
CCC Intelligent
Solutions Holdings, Inc.
91,554
0.0
4,610
CDW Corp.
930,114
0.3
5,057
(1)
Ciena Corp.
238,994
0.1
1,882
(1)
Cirrus Logic, Inc.
139,193
0.0
9,808
(1)
Cloudflare, Inc. — Class
A
618,296
0.2

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,889
Cognex Corp.
$ 249,929
0.1
17,329  Cognizant Technology
Solutions Corp. —
Class A
1,173,867
0.4
4,063
(1)
Coherent Corp.
132,616
0.0
1,497
Concentrix Corp.
119,925
0.0
6,309
(1)
Confluent, Inc. — Class
A
186,810
0.1
25,944
Corning, Inc.
790,514
0.2
7,181
(1)
Crowdstrike Holdings,
Inc. — Class A
1,201,956
0.4
9,315
(1)
Datadog, Inc. — Class
A
848,503
0.3
6,897
(1)
DocuSign, Inc.
289,674
0.1
2,017  Dolby Laboratories, Inc.
— Class A
159,867
0.1
4,260
(1)
DoubleVerify Holdings,
Inc.
119,067
0.0
8,797
(1)
Dropbox, Inc. — Class
A
239,542
0.1
7,163
(1)
DXC Technology Co.
149,205
0.0
8,194
(1)
Dynatrace, Inc.
382,906
0.1
2,651
(1)
Elastic NV
215,367
0.1
4,539
(1)
Enphase Energy, Inc.
545,361
0.2
5,092
Entegris, Inc.
478,190
0.1
1,896
(1)
EPAM Systems, Inc.
484,788
0.1
1,612
(1)
Euronet Worldwide, Inc.
127,961
0.0
2,055
(1)
F5, Inc.
331,143
0.1
826
(1)
Fair Isaac Corp.
717,406
0.2
3,629
(1)
First Solar, Inc.
586,410
0.2
2,424
(1)
Five9, Inc.
155,863
0.1
2,451
(1)
FleetCor Technologies,
Inc.
625,838
0.2
2,618
(1)
Gartner, Inc.
899,571
0.3
18,890
Gen Digital, Inc.
333,975
0.1
2,988
(1)
Gitlab, Inc. — Class A
135,117
0.0
2,674
(1)
GLOBALFOUNDRIES,
Inc.
155,600
0.0
1,406
(1)
Globant SA
278,177
0.1
5,257
(1)
GoDaddy, Inc. — Class
A
391,541
0.1
2,781
(1)
Guidewire Software,
Inc.
250,290
0.1
3,313
(1)
HashiCorp, Inc. —
Class A
75,636
0.0
44,114  Hewlett Packard
Enterprise Co.
766,260
0.2
29,473
HP, Inc.
757,456
0.2
1,558
(1)
HubSpot, Inc.
767,315
0.2
1,449
(1)
Informatica, Inc. —
Class A
30,530
0.0
1,022
(1)
IPG Photonics Corp.
103,774
0.0
4,347
Jabil, Inc.
551,591
0.2
2,480  Jack Henry &
Associates, Inc.
374,827
0.1
10,852
Juniper Networks, Inc.
301,577
0.1
6,052
(1)
Keysight Technologies,
Inc.
800,740
0.2
7,737
(1)
Kyndryl Holdings, Inc.
116,829
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,645
(1)
Lattice Semiconductor
Corp.
$ 399,145
0.1
825
Littelfuse, Inc.
204,039
0.1
2,329
(1)
Lumentum Holdings,
Inc.
105,224
0.0
2,101
(1)
Manhattan Associates,
Inc.
415,284
0.1
29,154
Marvell Technology, Inc.
1,578,106
0.5
18,348  Microchip Technology,
Inc.
1,432,061
0.4
2,263
MKS Instruments, Inc.
195,840
0.1
2,240
(1)
MongoDB, Inc.
774,726
0.2
1,548  Monolithic Power
Systems, Inc.
715,176
0.2
4,467  National Instruments
Corp.
266,323
0.1
2,378
(1)
nCino, Inc.
75,620
0.0
4,349
(1)
NCR Corp.
117,293
0.0
7,184
NetApp, Inc.
545,122
0.2
1,912
(1)
New Relic, Inc.
163,705
0.1
7,832
(1)
Nutanix, Inc. — Class A
273,180
0.1
5,121
(1)
Okta, Inc.
417,413
0.1
14,708
(1)
ON Semiconductor
Corp.
1,367,109
0.4
63,894
(1)
Palantir Technologies,
Inc. — Class A
1,022,304
0.3
10,992
Paychex, Inc.
1,267,707
0.4
1,761
Paycom Software, Inc.
456,575
0.1
1,432
(1)
Paylocity Holding Corp.
260,194
0.1
1,429
Pegasystems, Inc.
62,033
0.0
2,676
(1)
Procore Technologies,
Inc.
174,796
0.1
3,907
(1)
PTC, Inc.
553,544
0.2
9,589
(1)
Pure Storage, Inc. —
Class A
341,560
0.1
3,336
(1)
Qorvo, Inc.
318,488
0.1
2,908
(1)
RingCentral, Inc. —
Class A
86,164
0.0
7,840
(1)
SentinelOne, Inc. —
Class A
132,182
0.0
5,422  Skyworks Solutions,
Inc.
534,555
0.2
4,277
(1)
Smartsheet, Inc. —
Class A
173,047
0.1
5,205
(1)
Splunk, Inc.
761,231
0.2
1,417
TD SYNNEX Corp.
141,502
0.0
1,589
(1)
Teledyne Technologies,
Inc.
649,234
0.2
3,423
(1)
Teradata Corp.
154,103
0.0
5,315
Teradyne, Inc.
533,945
0.2
8,402
(1)
Trimble, Inc.
452,532
0.1
5,772
(1)
Twilio, Inc. — Class A
337,835
0.1
1,419
(1)
Tyler Technologies, Inc.
547,933
0.2
141
Ubiquiti, Inc.
20,487
0.0
12,807
(1)
UiPath, Inc. — Class A
219,128
0.1
9,800
(1)
Unity Software, Inc.
307,622
0.1
1,593
Universal Display Corp.
250,085
0.1
3,087
(1)
VeriSign, Inc.
625,210
0.2
3,982
(1)
Viasat, Inc.
73,508
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,305
Vontier Corp.
$ 164,031
0.1
10,895
(1)
Western Digital Corp.
497,139
0.2
12,756
Western Union Co.
168,124
0.1
4,227
(1)
Wolfspeed, Inc.
161,049
0.1
1,745
(1)
Zebra Technologies
Corp. — Class A
412,745
0.1
8,552
(1)
Zoom Video
Communications, Inc.
— Class A
598,127
0.2
2,976
(1)
Zscaler, Inc.
463,036
0.1
47,299,385
14.3
Materials : 5.9%
3,993
Albemarle Corp.
678,970
0.2
6,061
Alcoa Corp.
176,133
0.1
50,465
Amcor PLC
462,259
0.1
2,230
AptarGroup, Inc.
278,839
0.1
4,840  Ardagh Metal
Packaging SA
15,149
0.0
1,616
Ashland, Inc.
131,995
0.0
2,753
Avery Dennison Corp.
502,890
0.1
7,543
(1)
Axalta Coating Systems
Ltd.
202,907
0.1
10,507
Ball Corp.
523,038
0.2
4,063
Berry Global Group, Inc.
251,540
0.1
3,370
Celanese Corp.
423,002
0.1
6,667  CF Industries Holdings,
Inc.
571,629
0.2
5,068
Chemours Co.
142,157
0.0
17,327
(1)
Cleveland-Cliffs, Inc.
270,821
0.1
24,336
Corteva, Inc.
1,245,030
0.4
3,617
Crown Holdings, Inc.
320,032
0.1
15,662  DuPont de Nemours,
Inc.
1,168,229
0.4
1,198
Eagle Materials, Inc.
199,491
0.1
4,043
Eastman Chemical Co.
310,179
0.1
7,609
Element Solutions, Inc.
149,212
0.0
4,258
FMC Corp.
285,158
0.1
52,338
(1)(2)
Ginkgo Bioworks
Holdings, Inc.
94,732
0.0
10,381  Graphic Packaging
Holding Co.
231,289
0.1
5,762
Huntsman Corp.
140,593
0.0
8,709  International Flavors &
Fragrances, Inc.
593,693
0.2
11,809
International Paper Co.
418,865
0.1
2,191
Louisiana-Pacific Corp.
121,097
0.0
8,824  LyondellBasell
Industries NV — Class
A
835,633
0.3
2,106  Martin Marietta
Materials, Inc.
864,471
0.3
11,285
Mosaic Co.
401,746
0.1
3,545
(1)
MP Materials Corp.
67,709
0.0
212
NewMarket Corp.
96,468
0.0
8,588
Nucor Corp.
1,342,734
0.4
4,402
Olin Corp.
220,012
0.1
3,017  Packaging Corp. of
America
463,260
0.1
8,007
PPG Industries, Inc.
1,039,309
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,994  Reliance Steel &
Aluminum Co.
$ 522,887
0.2
2,235
Royal Gold, Inc.
237,648
0.1
4,336
RPM International, Inc.
411,096
0.1
1,407
Scotts Miracle-Gro Co.
72,714
0.0
4,901
Sealed Air Corp.
161,047
0.0
2,848
Silgan Holdings, Inc.
122,777
0.0
3,333
Sonoco Products Co.
181,149
0.1
7,031
SSR Mining, Inc.
93,442
0.0
5,478
Steel Dynamics, Inc.
587,351
0.2
7,546  United States Steel
Corp.
245,094
0.1
5,639
Valvoline, Inc.
181,801
0.1
4,519
Vulcan Materials Co.
912,928
0.3
1,103
Westlake Corp.
137,511
0.0
8,661
Westrock Co.
310,064
0.1
19,417,780
5.9
Real Estate : 7.2%
3,131
Agree Realty Corp.
172,956
0.1
5,850  Alexandria Real Estate
Equities, Inc.
585,585
0.2
11,354  American Homes 4
Rent — Class A
382,516
0.1
9,207  Americold Realty Trust,
Inc.
279,985
0.1
5,072  Apartment Income REIT
Corp.
155,710
0.0
4,831  AvalonBay
Communities, Inc.
829,676
0.3
5,348
Boston Properties, Inc.
318,099
0.1
10,205  Brixmor Property
Group, Inc.
212,060
0.1
3,538
Camden Property Trust
334,624
0.1
10,567
(1)
CBRE Group, Inc. —
Class A
780,479
0.2
5,158
Cousins Properties, Inc.
105,068
0.0
7,626
CubeSmart
290,779
0.1
10,180
Digital Realty Trust, Inc.
1,231,984
0.4
1,495  EastGroup Properties,
Inc.
248,962
0.1
2,530
EPR Properties
105,096
0.0
6,058  Equity LifeStyle
Properties, Inc.
385,955
0.1
12,723
Equity Residential
746,967
0.2
2,177  Essex Property Trust,
Inc.
461,720
0.1
7,133  Extra Space Storage,
Inc.
867,230
0.3
2,756  Federal Realty
Investment Trust
249,776
0.1
4,500  First Industrial Realty
Trust, Inc.
214,155
0.1
8,580  Gaming and Leisure
Properties, Inc.
390,819
0.1
12,950  Healthcare Realty Trust,
Inc.
197,747
0.1
18,658  Healthpeak Properties,
Inc.
342,561
0.1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
3,547  Highwoods Properties,
Inc.
$ 73,104
0.0
24,109  Host Hotels & Resorts,
Inc.
387,432
0.1
1,148
(1)
Howard Hughes
Holdings, Inc.
85,101
0.0
20,846
Invitation Homes, Inc.
660,610
0.2
9,876
Iron Mountain, Inc.
587,128
0.2
1,616
(1)
Jones Lang LaSalle,
Inc.
228,147
0.1
3,976
Kilroy Realty Corp.
125,681
0.0
20,634
Kimco Realty Corp.
362,952
0.1
2,963  Lamar Advertising Co.
— Class A
247,322
0.1
20,236  Medical Properties
Trust, Inc.
110,286
0.0
3,960  Mid-America Apartment
Communities, Inc.
509,454
0.2
6,185  National Retail
Properties, Inc.
218,578
0.1
2,721  National Storage
Affiliates Trust
86,365
0.0
7,985  Omega Healthcare
Investors, Inc.
264,783
0.1
7,275  Park Hotels & Resorts,
Inc.
89,628
0.0
5,004
Rayonier, Inc.
142,414
0.0
22,969
Realty Income Corp.
1,147,072
0.3
6,161
Regency Centers Corp.
366,210
0.1
7,014  Rexford Industrial
Realty, Inc.
346,141
0.1
3,663  SBA Communications
Corp.
733,223
0.2
11,069  Simon Property Group,
Inc.
1,195,784
0.4
4,803  Spirit Realty Capital,
Inc.
161,045
0.1
6,121
STAG Industrial, Inc.
211,236
0.1
4,191
Sun Communities, Inc.
495,963
0.2
11,189
UDR, Inc.
399,112
0.1
13,626
Ventas, Inc.
574,063
0.2
34,243
VICI Properties, Inc.
996,471
0.3
6,026
Vornado Realty Trust
136,670
0.0
16,952
Welltower, Inc.
1,388,708
0.4
24,981
Weyerhaeuser Co.
765,917
0.2
7,229
WP Carey, Inc.
390,944
0.1
1,884
(1)
Zillow Group, Inc. —
Class A
84,384
0.0
5,267
(1)
Zillow Group, Inc. —
Class C
243,125
0.1
23,705,562
7.2
Utilities : 5.2%
22,777
AES Corp.
346,210
0.1
8,569
Alliant Energy Corp.
415,168
0.1
8,932
Ameren Corp.
668,382
0.2
6,646  American Water Works
Co., Inc.
822,974
0.3
4,916
Atmos Energy Corp.
520,752
0.2
2,422
Avangrid, Inc.
73,072
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
4,539  Brookfield Renewable
Corp. — Class A
$ 108,664
0.0
21,526
CenterPoint Energy, Inc.
577,973
0.2
1,182  Clearway Energy, Inc.
— Class A
23,545
0.0
2,792  Clearway Energy, Inc.
— Class C
59,079
0.0
9,920
CMS Energy Corp.
526,851
0.2
11,837  Consolidated Edison,
Inc.
1,012,419
0.3
11,177  Constellation Energy
Corp.
1,219,187
0.4
7,027
DTE Energy Co.
697,641
0.2
12,893
Edison International
815,998
0.2
7,220
Entergy Corp.
667,850
0.2
8,278
Essential Utilities, Inc.
284,184
0.1
7,594
Evergy, Inc.
385,016
0.1
11,890
Eversource Energy
691,403
0.2
18,575
FirstEnergy Corp.
634,894
0.2
3,736  Hawaiian Electric
Industries, Inc.
45,990
0.0
1,721
IDACORP, Inc.
161,172
0.0
3,028
National Fuel Gas Co.
157,183
0.0
14,097
NiSource, Inc.
347,914
0.1
7,869
NRG Energy, Inc.
303,114
0.1
6,816
OGE Energy Corp.
227,177
0.1
68,079
(1)
PG&E Corp.
1,098,114
0.3
3,861  Pinnacle West Capital
Corp.
284,478
0.1
25,175
PPL Corp.
593,123
0.2
16,964  Public Service
Enterprise Group, Inc.
965,421
0.3
7,123
UGI Corp.
163,829
0.1
12,564
Vistra Corp.
416,874
0.1
10,764  WEC Energy Group,
Inc.
867,040
0.3
18,796
Xcel Energy, Inc.
1,075,507
0.3
17,258,198
5.2
Total Common Stock
(Cost $339,959,459)
324,939,594
98.3
EXCHANGE-TRADED FUNDS : 1.3%
59,976  iShares Russell Mid-
Cap ETF
4,153,338
1.3
Total Exchange-Traded
Funds
(Cost $4,201,339)
4,153,338
1.3
Total Long-Term
Investments
(Cost $344,160,798)
329,092,932
99.6

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Repurchase Agreements : 0.3%
196,829
(4)
Bank of America
Securities Inc.,
Repurchase
Agreement dated
09/29/2023, 5.290%,
due 10/02/2023
(Repurchase Amount
$196,915, collateralized
by various U.S.
Government Securities,
1.375%-4.000%, Market
Value plus accrued
interest $200,766, due
11/15/40-02/15/53)
$ 196,829
0.0
1,000,000
(4)
HSBC Securities USA
Inc., Repurchase
Agreement dated
09/29/2023, 5.290%,
due 10/02/2023
(Repurchase
Amount $1,000,435,
collateralized by various
U.S. Government
Securities, 0.000%-
4.375%, Market Value
plus accrued interest
$1,020,000, due
02/29/24-02/15/53)
1,000,000
0.3
Total Repurchase
Agreements
(Cost $1,196,829)
1,196,829
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
550,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $550,000) $ 550,000 0.2
Total Short-Term
Investments
(Cost $1,746,829)
1,746,829
0.5
Total Investments in
Securities
(Cost $345,907,627) $ 330,839,761 100.1
Liabilities in Excess of
Other Assets
(451,197) (0.1)
Net Assets $ 330,388,564 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock $ 324,939,594 $ — $ — $ 324,939,594
Exchange-Traded Funds 4,153,338 — — 4,153,338
Short-Term Investments 550,000 1,196,829 — 1,746,829
Total Investments, at fair value $ 329,642,932 $ 1,196,829 $ — $ 330,839,761
Liabilities Table
Other Financial Instruments+
Futures $ (36,038) $ — $ — $ (36,038)
Total Liabilities $ (36,038) $ — $ — $ (36,038)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ — $ 239,088 $ (5,415) $ (11,730) $ 221,943 $ 2,578 $ 303 $ —
$ — $ 239,088 $ (5,415) $ (11,730) $ 221,943 $ 2,578 $ 303 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 4 12/15/23 $ 1,008,160 $ (36,038)
$ 1,008,160 $ (36,038)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 19,925,277
Gross Unrealized Depreciation (34,993,143)
Net Unrealized Depreciation $ (15,067,866)